Cover	Jul. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2021
Entity File Number	000-27866
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Entity Tax Identification Number	88-0271109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9300 S. Dadeland Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	(305)
Local Phone Number	670-3370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PWVI
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false